EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on June 21, 2016 (Accession No. 0001193125-16-627891), to the Prospectus and Statement of Additional Information dated May 20, 2016, for Deutsche X-trackers Russell 2000 Comprehensive Factor ETF, a series of DBX ETF Trust.